Expense Example - Concorde Wealth Management Fund series - Concorde Wealth Management Fund class	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 168
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	961
Expense Example, with Redemption, 10 Years	$ 2,104